UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

COMMON STOCK - 9.00%	Shares	Fair Value

Aerospace & Defense - 1.65%
Lockheed Martin Corp.	270	$95,159
Raytheon Co.	440	95,704
		190,863
Biotechnology - 3.34%
Exact Sciences Corp. (a)	699	31,182
Mainstay Medical International PLC - Ireland (a)	21,429	355,318
		386,500
Computers - 0.37%
Lumentum Holdings, Inc. (a)	704	42,944

Entertainment - 0.30%
IMAX Corp. (a)	1,644	34,688

Healthcare - Products - 0.89%
ABIOMED, Inc. (a)	215	57,659
Novocure Ltd. (a)	2,208	45,374
		103,033
Home Builders - 0.29%
Installed Building Products, Inc. (a)	554	33,102

Internet - 0.95%
Rapid7, Inc. (a)	2,154	56,887
RingCentral, Inc. (a)	850	53,253
		110,140
Pharmaceuticals - 0.41%
Neurocrine Biosciences, Inc. (a)	570	48,125

Semiconductors - 0.37%
Qorvo, Inc. (a)	525	42,373

Software - 0.43%
New Relic, Inc. (a)	690	49,528

TOTAL COMMON STOCK (Cost $950,434)		1,041,296

CLOSED-END FUNDS - 8.27%
Eaton Vance Limited Duration Income Fund	27,270	$356,419
MFS Multimarket Income Trust	51,700	300,377
Royce Value Trust, Inc. (b)	12,000	190,320
Templeton Emerging Markets Fund/United States	6,500	110,110
		957,226

TOTAL CLOSED-END FUNDS (Cost $1,002,050)		957,226

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - 69.26%

Debt Funds - 9.54%
iShares 20+ Year Treasury Bond ETF	5,000	593,750
iShares Floating Rate Bond ETF	10,000	510,100
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1	46
		1,103,896
Equity Funds - 59.72%
Consumer Discretionary Select Sector SPDR Fund	3,300	343,431
Energy Select Sector SPDR Fund	4,000	266,960
Financial Select Sector SPDR Fund	11,000	317,570
Industrial Select Sector SPDR Fund	3,908	299,548
iShares Core S&P Small-Cap ETF (b)	6,196	469,285
iShares MSCI ACWI ETF (b)	8,000	582,320
iShares MSCI Frontier 100 ETF	16,600	572,036
iShares MSCI Japan ETF	3,600	219,852
iShares Russell 3000 ETF	1,768	283,234
Powershares Dynamic Semiconductors Portfolio	6,000	320,340
PowerShares KBW Bank Portfolio	5,000	291,050
Schwab International Equity ETF (b)	8,821	298,326
Schwab US Broad Market ETF (b)	6,497	424,644
SPDR S&P 500 ETF Trust (a)	2,683	728,837
Technology Select Sector SPDR Fund	5,200	354,484
Vanguard FTSE Emerging Markets ETF (b)	8,929	421,181
Vanguard S&P 500 ETF (b)	1,180	294,221
Vanguard Total Stock Market ETF (b)	3,055	424,645
		6,911,964

TOTAL EXCHANGE TRADED FUNDS (Cost $7,694,268)		8,015,860

MUTUAL FUNDS - 2.95%	Shares	Fair Value

Asset Allocation Fund - 2.95%
Wells Fargo Utility and Telecommunications Fund	17,089	340,929

TOTAL MUTUAL FUNDS (Cost $355,236)		340,929

SHORT-TERM INVESTMENTS - 5.40%
Federated Government Obligations Fund - Class I, 1.24% (c)	625,178	625,178

TOTAL SHORT-TERM INVESTMENTS (Cost $625,178)		625,178

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

ASSET BACKED SECURITIES - 0.21%	Principal Amount	Fair Value

Commercial MBS - 0.08%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	$3,759	3,650
CountryWide Asset-Backed Certificates 2002-S4 20171025 FLT 5.216%, due 10/25/2017 (b)	4,834	4,848
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.750%, due 11/25/2018 (b)	852	856
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.363%, 09/25/2036 (b)	8,939	4,546
		13,900
Home Equity ABS - 0.03%
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	3,904	3,931

Other ABS - 0.06%
Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/2034 (b)	6,661	6,613

TOTAL ASSET BACKED SECURITIES (Cost $28,949)		24,444

OPTIONS PURCHASED (Cost $11,560) - 0.10% (d)		12,120

TOTAL INVESTMENTS (Cost $10,662,045) – 95.19%		$11,017,053

SECURITIES SOLD SHORT (Proceeds $380,128) - (3.26%) (e)		(377,762)

OPTIONS WRITTEN (Proceeds $9,820) - (0.08%) (f)		(8,960)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.19%		943,443

NET ASSETS - 100%		$11,573,774

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written or short securities.
(c)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options for details.
(e)	Please refer to the Schedule of Securities Sold Short for details.
(f)	Please refer to the Schedule of Written Options for details.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF PURCHASED OPTIONS

February 28, 2018 (Unaudited) -

OPTIONS PURCHASED - 0.10%

PUT OPTIONS PURCHASED - 0.10%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

Financial Select Sector SPDR Fund	40	$116,000	$29.00	3/16/2018	$2,120
SPDR S&P 500 ETF Trust,	20	$544,000	$272.00	3/29/2018	10,000
TOTAL PUT OPTIONS PURCHASED (Cost $11,560)					12,120

TOTAL OPTIONS PURCHASED (Cost $11,560)					$12,120

[1]	Each option contract is equivalent to 100 shares of the underlying ETF.

ETF - Exchange Traded Fund

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2018 (Unaudited)

SECURITIES SOLD SHORT - (3.26)%

EXCHANGE TRADED FUNDS - (3.26)%	Shares	Fair Value

Equity Fund - (3.26)%
Utilities Select Sector SPDR Fund	7,700	377,762

TOTAL EXCHANGE TRADED FUNDS (Proceeds $380,128)		377,762

TOTAL SECURITIES SOLD SHORT (Proceeds $380,128)		$377,762

The accompanying notes are an integral part of these financial statements.

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND

SCHEDULE OF WRITTEN OPTIONS

February 28, 2018 (Unaudited) -

OPTIONS WRITTEN - 0.08%

CALL OPTIONS WRITTEN - 0.03%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	20	$554,000	$277.00	3/29/2018	$3,400
TOTAL CALL OPTIONS WRITTEN (Proceeds $4,500)					3,400

PUT OPTIONS WRITTEN - 0.05%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

American Water Works Co., Inc.	25	$225,000	$90.00	12/15/2017	$5,560
TOTAL PUT OPTIONS WRITTEN (Proceeds $5,320)					5,560

TOTAL OPTIONS WRITTEN (Proceeds $9,820)					$8,960

[1]	Each option contract is equivalent to 100 shares of the underlying common stock or ETF.

ETF - Exchange Traded Fund

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the Crow Point Defined Risk Global Equity Income Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”), exchange-traded funds (“ETFs”) and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Crow Point Defined Risk Global Equity Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2018.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$1,041,296	$-	$-	$1,041,296
Closed-End Funds (2)	957,226	-	-	957,226
Exchange-Traded Funds (2)	8,015,860	-	-	8,015,860
Mutual Funds (2)	340,929	-	-	340,929
Asset Backed Securities	-	24,444	-	24,444
Put Options Purchased	12,120	-	-	12,120
Short-Term Investments	625,178	-	-	625,178
Total Assets	$10,992,609	$24,444	$-	$11,017,053

Crow Point Defined Risk Global Equity Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

Fair Value Measurements (continued)

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$377,762	$-	$-	$377,762
Call Options Written	3,400	-	-	3,400
Put Options Written	5,560	-	-	5,560
Total Liabilities	$386,722	$-	$-	$386,722

(1)	As of and during the nine month period ended February 28, 2018, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All common stock, CEFs, ETFs and mutual funds held in the Fund are level 1 securities. For a detailed break-out of common stock, CEFs, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended February 28, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including ETFs and CEFs (also referred to as "Underlying Funds") subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Crow Point Defined Risk Global Equity Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of February 28, 2018, portfolio securities valued at $5,420,828 were held in escrow by the custodian as collateral for securities sold short and options written by the Fund.

As of February 28, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options written	Investments, at value	$12,120	$12,120
Total Liabilities		$12,120	$12,120

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$3,400	$3,400
Put options written	Options written, at value	5,560	5,560
Total Liabilities		$8,960	$8,960

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the nine month period ended February 28, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$51,437	$51,437
Call options written	Options written	(18,764)	(18,764)
Put options written	Options written	(240)	(240)
		$32,433	$32,433

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(113,566)	$(113,566)
Call options written	Options written	7,514	7,514
Put options written	Options written	54,903	54,903
		$(51,149)	$(51,149)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Crow Point Defined Risk Global Equity Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

The following tables present the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Contracts Written	$12,120	(1)	$-	$12,120	(1)	$12,120	(2)	$-	$-
Total	$12,120	(1)	$-	$12,120	(1)	$12,120	(2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Contracts Written	$8,960	(3)	$-	$8,960	(3)	$8,960	(2)	$-	$-
Total	$8,960	(3)	$-	$8,960	(3)	$8,960	(2)	$-	$-

(1)	Purchased options at value as presented in the Fund’s Schedule of Purchased Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Fund’s Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$10,662,045	$496,491	$(141,594)	$354,188

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes net unrealized foreign currency gains of $709.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 26, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	April 26, 2018